Analysis of performance by segment - Short-term fluctuations in investment returns on shareholder-backed business (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Analysis of operating segments
Short-term fluctuations in investment returns on shareholder-backed business	$ (212)	$ (418)
Operating segments
Analysis of operating segments
Short-term fluctuations in investment returns on shareholder-backed business	(208)	(448)
Unallocated to a segment (central operations)
Analysis of operating segments
Short-term fluctuations in investment returns on shareholder-backed business	$ (4)	$ 30